Client Name:	[REDACTED]
Client Project Name:	BRAVO 2022-NQM3
Start - End Dates:	3/25/2015 - 6/14/2022
Deal Loan Count:	332

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3716	TRID - Curable issue related to the Closing Disclosure in file	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4310	TRID - CD: The value for Funds for Borrower in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	1
Total				6

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